Operating Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 37,311		$ 11,536
Restricted cash	1,145		0
Pawn loans, net	157,648		145,318
Consumer loans, net	96,149		14,611
Service charges and fees receivable, net	59,817		33,230
Inventory, net	109,214		90,373
Property and equipment, net	85,670		64,238
Non-current cash, restricted	4,337		0
Goodwill	374,663		173,206	117,305
Intangibles, net	43,637		17,642
Total separately identified recorded segment assets	969,591		550,154
Consumer loans outstanding from unaffiliated lenders	25,484		27,040
Corporate assets	248,416		206,296
Total assets	1,218,007	[1]	756,450
US & Canada Operations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	14,820		10,040
Restricted cash	0
Pawn loans, net	140,885		134,457
Consumer loans, net	18,960		14,611
Service charges and fees receivable, net	34,066		31,567
Inventory, net	94,449		81,859
Property and equipment, net	60,947		51,469
Non-current cash, restricted	0
Goodwill	224,306		163,897	110,255
Intangibles, net	18,824		16,775
Total separately identified recorded segment assets	607,257		504,675
Consumer loans outstanding from unaffiliated lenders	25,484		27,040
Latin America [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	20,702		1,496
Restricted cash	1,145
Pawn loans, net	16,763		10,861
Consumer loans, net	73,422		0
Service charges and fees receivable, net	24,637		1,663
Inventory, net	14,765		8,514
Property and equipment, net	23,220		12,769
Non-current cash, restricted	4,337
Goodwill	110,401		9,309	7,050
Intangibles, net	21,867		867
Total separately identified recorded segment assets	311,259		45,479
Consumer loans outstanding from unaffiliated lenders	0		0
Other International [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	1,789		0
Restricted cash	0
Pawn loans, net	0		0
Consumer loans, net	3,767		0
Service charges and fees receivable, net	1,114		0
Inventory, net	0		0
Property and equipment, net	1,503		0
Non-current cash, restricted	0
Goodwill	39,956		0	0
Intangibles, net	2,946		0
Total separately identified recorded segment assets	51,075		0
Consumer loans outstanding from unaffiliated lenders	$ 0		$ 0

[1]	Our consolidated assets as of September 30, 2012, include the following assets of the Crediamigo securitization trust that can only be used to settle its liabilities: Restricted cash, $4.3 million; Consumer loans, net, $33.6 million; Consumer loan fees receivable, net, $7.7 million; Intangible assets, net $2.6 million and total assets, $48.2 million.